Segment Reporting and Business Concentrations - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Sep. 30, 2013 Segment	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment
Segment Reporting Disclosure Of Other Information About Entitys Reportable Segments [Abstract]
Number of operating segments	1	2	2